Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
OCI (financial instruments)	€ 2,977	€ (759)	€ (1,066)
Tax (benefit) deficit from share-based payments	(3,972)	(3,110)	(2,116)
Total income tax recognized in shareholders' equity	€ (995)	€ (3,869)	€ (3,182)